Property and equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment
Depreciation expense	$ 28,125	$ 20,960
Mining equipment sold		20,678
Gain on sale of fixed assets		$ (20,176)